RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of exposure to the price risk

	Increase of the result for the year
Financial assets	12.31.2023	12.31.2022
Shares	12	19
Government securities	39	28
Corporate Bonds	8	12
Mutual funds	-	3
Variation of the result of the year	59	62

Schedule of borrowings classified by interest rate and currency

	12.31.2023	12.31.2022
Fixed interest rate:
Argentine pesos	33	57
U.S. dollar	1,210	1,173
Yuan R.China	5	-
Subtotal loans obtained at a fixed interest rate	1,248	1,230

Floating interest rate:
Argentine pesos	30	140
U.S. dollar	41	149
Subtotal loans obtained at a floating interest rate	71	289

Non interest accrued:
Argentine pesos	11	22
U.S. dollar	118	72
Subtotal loans no interest accrued	129	94
Total borrowings	1,448	1,613

Schedule of expected credit loss on trade receivables and financial assets rates

12.31.2023	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.32%	1.26%	8.33%	16.63%	20.72%	23.46%	27.00%	28.96%
Oil and Gas	0.06%	0.30%	2.19%	3.83%	5.06%	10.14%	10.14%	10.21%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	28.96%
Holding	0.18%	1.04%	8.44%	9.09%	9.09%	9.09%	9.09%	9.09%

12.31.2022	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.08%	0.26%	2.54%	7.11%	14.37%	21.39%	27.22%	33.01%
Oil and Gas	0.18%	0.48%	13.24%	31.50%	32.01%	32.09%	32.31%	32.38%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Holding	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

12.31.2021	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.06%	0.29%	2.08%	2.83%	4.67%	6.12%	6.24%	6.25%
Oil and Gas	0.04%	0.17%	0.77%	2.72%	6.88%	19.88%	21.97%	15.89%
Petrochemicals	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%
Holding	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%

Schedule of liquidity index

	12.31.2023	12.31.2022

Current assets	1,336	1,343
Current liabilities	521	631

Liquidity ratio	2.56	2.13

Schedule of financial liabilities contractual undiscounted cash flows maturity

As of December 31, 2023	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	261	223	63
Three months to one year	13	15	236
One to two years	10	31	277
Two to five years	6	6	907
More than five years	-	9	306
Non set maturity term	24	-	-
Total	314	284	1,789

As of December 31, 2022	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	412	231	289
Three months to one year	19	50	361
One to two years	6	12	1,022
Two to five years	12	3	313
More than five years	-	6	2,102
Non set maturity term	41	-	-
Total	490	302	4,087

(1)	Includes Lease Liabilities (see Note 19).

Schedule of financial leverage ratios

	12.31.2023	12.31.2022
Total borrowings	1,448	1,613
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(730)	(692)
Net debt	718	921
Total capital	3,122	3,198
Leverage ratio	23.00%	28.80%